Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Net carrying amount	$ 258,827		$ 0
Senior Notes
Debt Instrument [Line Items]
Principal	258,948
Less: debt discount, net	$ (121)	[1]

[1]	Included in the consolidated balance sheets within RMB-denominated US$-settled senior notes and is amortized over the remaining life of the Senior Notes.